RELATED PARTY TRANSACTIONS - Founder Shares (Details)					1 Months Ended	9 Months Ended	10 Months Ended
	Jul. 19, 2021 shares	Jul. 14, 2021 shares	Jun. 14, 2021 shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) D item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Jul. 16, 2021 $ / shares	Jun. 13, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000		$ 25,000
Restrictions on transfer period of time after business combination completion						1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item						20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days	150 days
IPO
Related Party Transaction [Line Items]
Price per share | $ / shares								$ 10.00
Private Placement
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30
Class A Ordinary shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Class B Ordinary shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding						3,450,000	3,450,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $						$ 25,000	$ 25,000
Sponsor | Class B Ordinary shares
Related Party Transaction [Line Items]
Number of shares issued				4,312,500
Aggregate purchase price | $				$ 25,000
Price per share | $ / shares				$ 0.006
Number of shares cancelled			450,000
Number of surrendered		862,500	862,500
Ordinary shares, shares outstanding			3,450,000						4,312,500
Shares not subjected to possible redemption	450,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Anchor Investors | IPO
Related Party Transaction [Line Items]
Fair value of membership interests | $						$ 7,200,000	$ 7,200,000
Anchor Investors | Sponsor | IPO
Related Party Transaction [Line Items]
Indirect economic interest (in shares)						917,365	917,365
Share Price | $ / shares						$ 0.008	$ 0.008
Fair value of membership interests | $						$ 2,500,000	$ 2,500,000
Anchor Investors | Sponsor | Private Placement Warrants | IPO
Related Party Transaction [Line Items]
Indirect economic interest (in shares)						2,490,500	2,490,500
Share Price | $ / shares						$ 1.00	$ 1.00